Shareholders' equity	12 Months Ended
Mar. 31, 2024
Stockholders' Equity [Abstract]
Shareholders' equity
16. Shareholders’ equity:
The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2022, 2023 and 2024.

	Number of Shares
	Year ended March 31
	2022	2023	2024
Common stock outstanding at beginning of year	3,063,155,434	3,017,804,012	3,003,679,324
Decrease of common stock by cancellation of treasury stock	—	—	(70,000,000)
Common stock held in treasury:
Repurchases of common stock	(80,020,237)	(50,016,744)	(80,617,143)
Sales of common stock	345	296	534
Common stock issued to employees	34,682,592	35,900,087	47,695,273
Cancellation of treasury stock	—	—	70,000,000
Other net change in treasury stock	(14,122)	(8,327)	(2,828)

Common stock outstanding at end of year	3,017,804,012	3,003,679,324	2,970,755,160

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in
capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2022, 2023 and 2024, the amounts available for distributions were ¥1,315,738 million, ¥1,425,642 million and ¥1,418,959 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.
Dividends on the Company’s common stock per share for the years ended March 31, 2022, 2023 and 2024 were ¥22.0, ¥17.0 and
¥
23.0, respectively.

On
April 26, 2022, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 50,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥30,000 million and (c) the share buyback will run from May 17, 2022 to March 31, 2023. Under this repurchase program, the Company repurchased 50,000,000 shares of common stock at a cost of ¥24,719 million.
On April 26, 2023, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 35,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥20,000 million and (c) the share buyback will run from May 16, 2023 to March 29, 2024. Under this repurchase program, the Company repurchased 34,368,500 shares of common stock at a cost of ¥20,000 million.
During the year ended March 31, 2024, due to the cancellation of treasury stock on June 1, 2023, total number of issued shares and treasury stock decreased by 70,000,000 shares, respectively.
On January 31, 2024, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 125,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥100,000 million and (c) the share buyback will run from February 16, 2024 to September 29, 2024. Under this buyback program from March 1, 2024 to June 6, 2024, the Company repurchased 109,726,600 shares of common stock at a cost of ¥100,000 million. This completes the share buyback program.
In

addition to the above, the change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock held by affiliated companies, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity
(adding-to-holdings
requests) or common stock acquired to create round lots or eliminate odd lots.